CONSOLDATED STATEMENTS OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year	£ (7,079)	£ (7,656)	£ (5,460)
Adjustments for:
Depreciation of property, plant and equipment	143	174	213
Depreciation of right of use asset	137	166	190
Amortisation of intangible fixed assets	3	3
Loss/(Profit) on disposal of property, plant and equipment	2	14	(39)
Impairment of loan	79	207
Finance income	(570)	(497)	(936)
Finance expense	41	53	44
Share-based payment charge	28	123	89
Taxation	(406)	(832)	(646)
Foreign exchange gains		(1)	(3)
Cash flows from operating activities before changes in working capital	(7,622)	(8,246)	(6,548)
Decrease/(Increase) in trade and other receivables	365	7	(487)
(Decrease)/Increase in trade and other payables	(207)	356	(130)
(Decrease)/Increase in provisions	(207)	157
Cash used in operations	(7,671)	(7,726)	(7,165)
Taxes received	845	678	1,157
Net cash used in operating activities	(6,826)	(7,048)	(6,008)
Investing activities
Purchases of property, plant and equipment	(26)	(62)	(320)
Proceeds from disposal of fixed assets	4	20	42
Purchase intangible asset	(237)
Loan granted	(79)	(207)
Interest received	73	29
Net cash (used in)/generated from investing activities	(265)	(220)	(278)
Financing activities
Interest paid	(13)	(18)	(15)
Amounts paid on lease liabilities	(188)	(178)	(112)
Repayment from Government loan			(103)
Share issues including warrants, net of costs	10,427	243	9,035
Net cash generated from financing activities	10,226	47	8,805
Net increase/(decrease) in cash and cash equivalents	3,135	(7,221)	2,519
Cash and cash equivalents at beginning of year	2,836	10,057	7,546
Exchange (losses)/gains on cash and cash equivalents			(8)
Cash and cash equivalents at end of year	£ 5,971	£ 2,836	£ 10,057